Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of postretirement benefit plans

The following table discloses information related to the Company’s postretirement benefit plans for the years ended December 31, 2011 and 2012:

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligations at beginning of year	$57,523	$17,515	$43,447	$20,068
Service cost	1,196	635	542	650
Interest cost	3,004	917	1,795	822
Actuarial loss (gain)	(15,893)	2,898	4,605	1,217
Benefits paid	(2,084)	(1,449)	(2,408)	(692)
Curtailment gain	(384)	—	(1,541)	—
Plan change	—	—	(2,452)	(2,198)
Other	85	—	75	—
Foreign currency exchange rate effect	—	(448)	—	583

Benefit obligation at end of year	$43,447	$20,068	$44,063	$20,450

Funded status of the plans	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Net amount recognized at December 31	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Schedule of weighted average assumptions used to determine benefit obligations

The following table provides weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.70%	4.25%	3.80%	3.95%

Schedule of weighted average assumptions used to determine net periodic benefit costs

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.80%	6.80%	5.55%	5.65%	5.35%	5.25%	4.70%	4.25%

Schedule of weighted average assumed annual rate of increase in the cost of health care benefits

A one-percentage point change in the assumed health care cost trend rate would have had the following effects:

	Increase	Decrease
Effect on service and interest cost components	$309	$(243)
Effect on projected benefit obligations	3,948	(3,174)